OTHER RESERVES (Tables)	12 Months Ended
Dec. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Summary of Other Reserves Attributable to Royal Dutch Shell plc Shareholders
Other reserves attributable to Shell plc shareholders

	$ million
	Merger reserve	Share premium reserve	Capital redemption reserve	Share plan reserve	Accumulated other comprehensive income	Total
At January 1, 2021	37,298	154	129	906	(25,735)	12,752
Other comprehensive income attributable to Shell plc shareholders	—	—	—	—	6,134	6,134
Transfer from other comprehensive income	—	—	—	—	(45)	(45)
Repurchases of shares	—	—	10	—	—	10
Share-based compensation	—	—	—	58	—	58
At December 31, 2021	37,298	154	139	964	(19,646)	18,909
At January 1, 2020	37,298	154	123	1,049	(24,173)	14,451
Other comprehensive loss attributable to Shell plc shareholders	—	—	—	—	(1,832)	(1,832)
Transfer from other comprehensive income	—	—	—	—	270	270
Repurchases of shares	—	—	6	—	—	6
Share-based compensation	—	—	—	(143)	—	(143)
At December 31, 2020	37,298	154	129	906	(25,735)	12,752
At January 1, 2019	37,298	154	95	1,098	(22,030)	16,615
Other comprehensive income attributable to Shell plc shareholders	—	—	—	—	(2,069)	(2,069)
Transfer from other comprehensive income	—	—	—	—	(74)	(74)
Repurchases of shares	—	—	28	—	—	28
Share-based compensation	—	—	—	(49)	—	(49)
At December 31, 2019	37,298	154	123	1,049	(24,173)	14,451

Summary of Accumulated Other Comprehensive Income Attributable to Royal Dutch Shell plc Shareholders
Accumulated other comprehensive income attributable to Shell plc shareholders

								$ million
	Currency translation differences	Equity instruments remeasurements	Debt instruments remeasurements	Cash flow hedging (losses)/gains	Net investment hedging (losses)/gains	Deferred cost of hedging	Retirement benefits remeasurements	Total
At January 1, 2021	(8,175)	1,144	31	(485)	(2,439)	(187)	(15,624)	(25,735)
Recognised in other comprehensive income	(1,841)	180	(23)	88	295	(145)	10,191	8,745
Reclassified to income	368	—	(5)	(38)	—	92	—	417
Reclassified to the balance sheet	—	—	—	(13)	—	—	—	(13)
Reclassified to retained earnings	—	(45)	—	—	—	—	—	(45)
Tax on amounts recognised/reclassified	60	(35)	—	(16)	—	14	(2,993)	(2,970)
Total, net of tax	(1,413)	100	(28)	21	295	(39)	7,198	6,134
Share of joint ventures and associates	(36)	50	—	(72)	—	—	(48)	(106)
Other comprehensive income/(loss) for the period	(1,449)	150	(28)	(51)	295	(39)	7,150	6,028
Less: non-controlling interest	61	—	—	—	—	—	—	61
Attributable to Shell plc shareholders	(1,388)	150	(28)	(51)	295	(39)	7,150	6,089
At December 31, 2021	(9,563)	1,294	3	(536)	(2,144)	(226)	(8,474)	(19,646)
January 1, 2020	(9,415)	793	8	(233)	(2,016)	(287)	(13,023)	(24,173)
Recognised in other comprehensive income	1,204	68	31	(9)	(423)	17	(3,455)	(2,567)
Reclassified to income	(28)	—	(8)	(173)	—	94	—	(115)
Reclassified to the balance sheet	—	—	—	16	—	—	—	16
Reclassified to retained earnings	—	169	—	—	—	—	101	270
Tax on amounts recognised/reclassified	3	(4)	—	6	—	(11)	753	747
Total, net of tax	1,179	233	23	(160)	(423)	100	(2,601)	(1,649)
Share of joint ventures and associates	51	118	—	(92)	—	—	—	77
Other comprehensive loss for the period	1,230	351	23	(252)	(423)	100	(2,601)	(1,572)
Less: non-controlling interest	10	—	—	—	—	—	—	10
Attributable to Shell plc shareholders	1,240	351	23	(252)	(423)	100	(2,601)	(1,562)
At December 31, 2020	(8,175)	1,144	31	(485)	(2,439)	(187)	(15,624)	(25,735)
At January 1, 2019	(9,722)	906	(21)	117	(2,025)	(353)	(10,932)	(22,030)
Recognised in other comprehensive income	302	(17)	24	(592)	13	9	(3,106)	(3,367)
Reclassified to income	38	—	5	268	—	86	—	397
Reclassified to the balance sheet	—	—	—	11	—	—	—	11
Reclassified to retained earnings	—	(85)	—	—	—	—	11	(74)
Tax on amounts recognised/reclassified	4	(13)	—	37	(4)	(29)	1,004	999
Total, net of tax	344	(115)	29	(276)	9	66	(2,091)	(2,034)
Share of joint ventures and associates	(2)	2	—	(74)	—	—	—	(74)
Other comprehensive loss/income for the period	342	(113)	29	(350)	9	66	(2,091)	(2,108)
Less: non-controlling interest	(35)	—	—	—	—	—	—	(35)
Attributable to Shell plc shareholders	307	(113)	29	(350)	9	66	(2,091)	(2,143)
At December 31, 2019	(9,415)	793	8	(233)	(2,016)	(287)	(13,023)	(24,173)